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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number:    to be assigned
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Lazaro
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777 x250
         -------------------------------

Signature, Place, and Date of Signing:

 /s/ Elizabeth Lazaro, Chief Compliance Officer,   Montreal, Quebec, Canada,   November 5, 2012
 -----------------------------------------------   -------------------------   ----------------
                   [Signature]                            [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 67
                                        --------------------

Form 13F Information Table Value Total: $ 3,065,787
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      - 2 -

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                           FORM 13F INFORMATION TABLE

       ITEM 1             ITEM 2     ITEM 3     ITEM 4             ITEM 5            ITEM 6   ITEM 7            ITEM 8
---------------------- ----------- --------- ----------- ------------------------- ---------- ------ -----------------------------
                                             FAIR MARKET   SH/PRN  SH/PRN PUT/CALL INVESTMENT              VOTING AUTHORITY
       ISSUER             CLASS       CUSIP     VALUE      AMOUNT                  DISCRETION  MGRS            (SHARES)
                                                (000s)                                TYPE           (A)SOLE  (B)SHARED    (C)NONE
----------------------------------------------------------------------------------------------------------------------------------
3SBIO INC                SP ADR    88575Y105       12447   958173 SH               SOLE                896153         0      62020
ACCURAY INC              COMMON      4397105        3809   538001 SH               SOLE                130869         0     407132
AFFYMAX INC              COMMON    00826A109       10187   483706 SH               SOLE                448806         0      34900
AKORN INC                COMMON      9728106        3449   260900 SH               SOLE                260900         0          0
ALEXION PHARM INC        COMMON     15351109       54890   479808 SH               SOLE                445700         0      34108
ALIGN TECH INC           COMMON     16255101       75872  2052265 SH               SOLE                 94657         0    1957608
AMARIN CORP PLC        SP ADR NEW   23111206       40314  3205911 SH               SOLE               1511229         0    1694682
AMGEN INC                COMMON     31162100       56122   665819 SH               SOLE                616968         0      48851
ARIAD PHARMACEUTICAL     COMMON    04033A100      113588  4691777 SH               SOLE               2672725         0    2019052
ARQULE INC               COMMON    04269E107        4338   848957 SH               SOLE                848957         0          0
ARRAY BIOPHARMA INC      COMMON    04269X105        9499  1625181 SH               SOLE               1625181         0          0
AUXILIUM PHARMACEUTI     COMMON    05334D107       11053   451901 SH               SOLE                419592         0      32309
AVEO PHARMACUTICALS      COMMON     53588109       22624  2173321 SH               SOLE               2034021         0     139300
BIOGEN IDEC INC          COMMON    09062X103      137704   922888 SH               SOLE                495348         0     427540
BIOMARIN PHARMAC INC     COMMON    09061G101       76964  1911664 SH               SOLE                676100         0    1235564
BIOSPECIFICS TECH CO     COMMON     90931106         864    44467 SH               SOLE                 44467         0          0
CARDIONET INC            COMMON    14159L103        1932   766789 SH               SOLE                766789         0          0
CELGENE CORP             COMMON    151020104       60397   790536 SH               SOLE                737000         0      53536
CHINA CORD BLOOD         COMMON    G21107100         211    78185 SH               SOLE                     0         0      78185
CHINA KANGHUI HLDG       SP ADR    16890V100         284     9370 SH               SOLE                     0         0       9370
COVIDIEN PLC              SHS      G2554F113       26906   452808 SH               SOLE                 91154         0     361654
DEXCOM INC               COMMON    252131107       37960  2525639 SH               SOLE                852868         0    1672771
DR REDDYS LABS LTD        ADR      256135203       12353   400284 SH               SOLE                373698         0      26586
EDWARDS LIFESCIENCE      COMMON    28176E108      128683  1198502 SH               SOLE                 41084         0    1157418
ELAN PLC                  ADR      284131208       16489  1538168 SH               SOLE               1066483         0     471685
ELI LILLY & CO           COMMON    532457108       65185  1374931 SH               SOLE                 95125         0    1279806
FLUIDIGM CORP DEL        COMMON    34385P108        2975   175000 SH               SOLE                175000         0          0
GILEAD SCIENCES INC      COMMON    375558103      119424  1800457 SH               SOLE               1359262         0     441195
GIVEN IMAGING           ORD SHS    M52020100       18517  1270910 SH               SOLE                 96301         0    1174609
HEARTWARE INTL INC       COMMON    422368100       52283   553320 SH               SOLE                 23181         0     530139
HOLOGIC INC              COMMON    436440101       55878  2763489 SH               SOLE                120140         0    2643349
HOSPIRA INC              COMMON    441060100        7954   242352 SH               SOLE                229332         0      13020
ILLUMINA INC             COMMON    452327109       84583  1755189 SH               SOLE                841489         0     913700
INCYTE CORPORATION       COMMON    45337C102      131258  7271901 SH               SOLE               3470029         0    3801872
INTERMUNE INC            COMMON    45884X103       57199  6383764 SH               SOLE               3172163         0    3211601
IRONWOOD PHARMACEUCL    COM CL A   46333X108       40156  3142125 SH               SOLE               1587968         0    1554157
LIFE TECHNOLOGIES        COMMON    53217V109       98052  2006993 SH               SOLE                669790         0    1337203
LUMINEX CORP DEL         COMMON    55027E102       11544   593805 SH               SOLE                     0         0     593805
MEDIVATION INC           COMMON    58501N101       27730   492110 SH               SOLE                451510         0      40600
MERCK & CO INC           COMMON    58933Y105       59634  1322268 SH               SOLE                263690         0    1058578
MOMENTA PHARMACEUTIC     COMMON    60877T100        9829   674596 SH               SOLE                641596         0      33000
MYLAN INC                COMMON    628530107      149346  6127860 SH               SOLE               1181254         0    4946606
NOVARTIS AG              SP ADR    66987V109         557     9100 SH               SOLE                  9100         0          0
NOVO-NORDISK AS           ADR      670100205        2465    15621 SH               SOLE                  8353         0       7268
NPS PHARMACEUTICALS      COMMON    62936P103        5405   584328 SH               SOLE                584328         0          0
NXSTAGE MEDICAL          COMMON    67072V103       35250  2668440 SH               SOLE                115676         0    2552764
ONYX PHARMACEUTICALS     COMMON    683399109      156765  1855211 SH               SOLE                703950         0    1151261
OPTIMER PHARMA           COMMON    68401H104       30379  2151461 SH               SOLE               2017161         0     134300
ORASURE TECHNOLOGIES     COMMON    68554V108       13070  1176400 SH               SOLE               1099700         0      76700
PERRIGO CO               COMMON    714290103       81910   705085 SH               SOLE                218559         0     486526
PHARMACYCLICS INC        COMMON    716933106       23904   370600 SH               SOLE                344200         0      26400
REGENERON PHARMCTCLS     COMMON    75886F107       68310   447466 SH               SOLE                212700         0     234766
SAGENT PHARMACEUTI       COMMON    786692103       13699   858862 SH               SOLE                812062         0      46800
SEATTLE GENETICS INC     COMMON    812578102       11745   435969 SH               SOLE                404069         0      31900
SEQUENOM INC            COM NEW    817337405       32986  9344353 SH               SOLE               3648104         0    5696249
SHIRE PLC                SP ADR    82481R106       15088   170103 SH               SOLE                162056         0       8047
ST JUDE MEDICAL INC      COMMON    790849103       30842   732073 SH               SOLE                 42787         0     689286
SYNTA PHARMA             COMMON    87162T206       11305  1483532 SH               SOLE               1483532         0          0
TEVA PHARMACEUTICAL       ADR      881624209       26417   637949 SH               SOLE                607447         0      30502
THERAVANCE INC           COMMON    88338T104       69009  2663418 SH               SOLE               1180088         0    1483330
THORATEC LABS CORP       COMMON    885175307       16274   470353 SH               SOLE                   235         0     470118
TRIUS THERAPEUTIC        COMMON    89685K100        5851  1003620 SH               SOLE               1003620         0          0
UNITED THERAPEUTICS      COMMON    91307C102       96213  1721771 SH               SOLE                703681         0    1018090
VALEANT PHARMA INTL      COMMON    91911K102       43688   790503 SH               SOLE                468730         0     321773
VARIAN MED SYS INC       COMMON    92220P105       70013  1160700 SH               SOLE                 51184         0    1109516
VERTEX PHARMACEUTICL     COMMON    92532F100      204843  3665110 SH               SOLE               1339410         0    2325700
WATSON PHARMACEUTCLS     COMMON    942683103       89313  1048766 SH               SOLE                292205         0     756561